CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 22, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		1,494,314	1,436,555	27,790,324
Common stock, shares outstanding	1,500,000	1,494,153	1,436,394	27,782,299
Treasury stock, shares		161	161	8,025